Note 4 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2014	2013
	(In Thousands)
Balance beginning of the year	$(18)	$(60)
Other comprehensive loss before reclassifications	(18)	(20)
Amount reclassified from accumulated other comprehensive loss	--	(58)
Total other comprehensive loss	(18)	(78)
Balance end of the year	$(36)	$(18)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2014	2013
Unrealized losses on investment securities available for sale	$--	$88	Gain on sales of investment securities
	--	(30)	Income taxes
	$--	$(58)	Net of tax